Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 71,439	$ 94,157	$ 156,520	$ 187,757
Total assets	2,197,348	1,964,370
Conventional Tankers
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,089,099	1,828,550
Ship-to-Ship Transfer
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 36,810	$ 41,663